Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	184 Months Ended
		Oct. 15, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			25.02%	14.53%	13.10%	14.27%
S&P 500® Equal Weight Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	S&P 500® Equal Weight Total Return Index(1)(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[2]		13.01%	10.75%	10.26%	13.15%
Akre Focus ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			18.27%	12.08%	13.95%	15.39%
Performance Inception Date		Aug. 31, 2009
Akre Focus ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			17.02%	11.15%	13.36%	14.90%
Akre Focus ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			11.78%	9.52%	11.67%	13.46%

[1]	The Fund commenced operations on October 27, 2025. Performance shown prior to the inception of the Fund, is that of the Predecessor Fund’s Institutional Class shares. Since Inception returns are from August 31, 2009, for the Predecessor Fund’s Institutional Class shares.
[2]	The Adviser believes that the additional index reasonably represents the market sectors in which the Fund invests.